BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Corteva [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	27.26%